Parametric TABS Short-Term Municipal Bond Fund

April 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Obligations — 79.3%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.8%
Ohio Water Development Authority, Water Pollution Control Loan Fund, 5.00%, 6/1/25	$2,550	$3,030,394

		$3,030,394

Education — 9.1%
California State University, 5.00%, 11/1/24	$2,500	$2,913,525
Connecticut Health and Educational Facilities Authority, (Sacred Heart University):
5.00%, 7/1/25	170	199,601
5.00%, 7/1/26	250	301,780
Madison Metropolitan School District, WI, Tax and Revenue Anticipation Notes, 2.00%, 9/2/21	5,100	5,131,824
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), (LOC: TD Bank, N.A.), 0.05%, 7/1/40(1)	3,060	3,060,000
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/22	3,495	3,694,040
Southwest Higher Education Authority, Inc., TX, (Southern Methodist University), 5.00%, 10/1/23	225	250,065
University of Michigan, 4.00% to 4/1/24 (Put Date), 4/1/49	3,000	3,256,860
University of New Mexico, (SPA: U.S. Bank, N.A.), 0.07%, 6/1/30(1)	8,000	8,000,000
University of Texas:
5.00%, 8/15/24	1,000	1,153,870
Prerefunded to 8/15/22, 5.00%, 8/15/29	2,000	2,125,360
Virginia College Building Authority, (University of Richmond), (SPA: U.S. Bank, N.A.), 0.06%, 8/1/34(1)	4,050	4,050,000

		$34,136,925

Electric Utilities — 0.4%
American Municipal Power, Inc., OH, (AMP Fremont Energy Center), Prerefunded to 2/15/22, 5.25%, 2/15/27	$115	$119,638
Denton, TX, Utility System Revenue, 5.00%, 12/1/26	1,000	1,235,590

		$1,355,228

Escrowed/Prerefunded — 5.0%
Illinois Development Finance Authority, (Regency Park):
Escrowed to Maturity, 0.00%, 7/15/23	$5,000	$4,963,900
Escrowed to Maturity, 0.00%, 7/15/25	5,750	5,604,812
Maryland, Escrowed to Maturity, 5.00%, 3/1/22	50	52,033
Mississippi, (Capital Improvements Projects), Prerefunded to 10/1/21, 5.00%, 10/1/36	400	408,032
Orange County School Board, FL, Prerefunded to 8/1/22, 5.00%, 8/1/26	5,000	5,303,900
Utah Transit Authority, Sales Tax Revenue, Prerefunded to 6/15/22, 5.00%, 6/15/25	1,220	1,286,527
Virginia College Building Authority, (21st Century College and Equipment Programs), Prerefunded to 2/1/22, 4.00%, 2/1/25	1,000	1,029,050

		$18,648,254

General Obligations — 25.6%
Alexandria, VA, 5.00%, 7/1/27	$200	$253,418
Arlington County, VA, Prerefunded to 8/1/21, 4.00%, 8/1/28	390	393,689

Security	Principal Amount (000’s omitted)	Value
Arlington Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/22	$1,260	$1,308,359
California:
1.60%, 12/1/29	2,240	2,303,638
5.00%, 9/1/31(2)	6,000	8,073,240
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/22	155	154,637
Cleveland Heights-University Heights City School District, OH, 0.00%, 12/1/23	150	147,498
Columbus, OH, 5.00%, 4/1/22	1,050	1,096,987
Connecticut:
3.00%, 1/15/32	1,000	1,136,770
3.00%, 1/15/36	3,145	3,504,411
Coppell Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/25	10	9,733
Crandall Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/26	350	335,850
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/22	1,355	1,407,113
Delaware, 5.00%, 7/1/21	1,125	1,133,775
Denton Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/24	3,000	2,962,470
Edina, MN, 5.00%, 2/1/30	125	157,713
El Dorado Union High School District, CA, 0.00%, 8/1/21	45	44,971
Florida Board of Education, 5.00%, 6/1/22	8,415	8,860,658
Gilbert, AZ, 4.00%, 7/1/23	10,000	10,824,700
Henrico County, VA, 5.00%, 8/1/27	200	253,698
Hutto Independent School District, TX, (PSF Guaranteed), 0.00%, 8/1/22	525	522,538
Lake County Community College District No. 532, IL, 4.00%, 6/1/21	4,230	4,242,267
Lake Washington School District No. 414, WA, 4.00%, 12/1/21	1,420	1,451,978
Leander Independent School District, TX, (PSF Guaranteed):
0.00%, 8/15/22	700	698,474
2.50% to 8/15/21, 8/15/40(3)	300	300,672
Little Elm Independent School District, TX, (PSF Guaranteed), 0.68% to 8/15/25 (Put Date), 8/15/48	2,000	1,995,480
Massachusetts:
5.00%, 12/1/24	5,000	5,834,950
5.00%, 7/1/26	50	61,434
Miami-Dade County, FL, 5.00%, 7/1/26	1,000	1,228,670
Montgomery, AL, 3.00%, 2/1/22	1,685	1,720,570
Mountain View Whisman School District, CA, (Election of 2020):
4.00%, 9/1/32	125	156,020
4.00%, 9/1/33	230	285,053
Mountain View-Los Altos Union High School District, CA:
0.00%, 8/1/23	945	940,209
0.00%, 8/1/24	900	889,299
New York, NY, 5.00%, 8/1/26	1,000	1,227,050
Newport-Mesa Unified School District, CA, (Election of 2005), Prerefunded to 8/1/21, 0.00%, 8/1/46	2,100	348,810
Ohio, 5.00%, 12/15/23	1,000	1,125,980
Oregon:
1.90%, 6/1/30	1,110	1,153,612
1.95%, 12/1/30	380	395,371
Paradise Valley Unified School District No. 69, AZ, 5.00%, 7/1/22	2,080	2,198,456
Ridgefield, CT, 5.00%, 7/15/22	2,425	2,567,420
Rose Tree Media School District, PA, 5.00%, 4/1/27	1,000	1,216,100
Salem-Keizer School District No. 24J, OR, 5.00%, (0.00% until 6/15/21), 6/15/35	1,425	1,872,778

Security	Principal Amount (000’s omitted)	Value
Springfield School District No. 19, OR, 5.00%, 6/15/30	$855	$1,007,814
St. Helens School District No. 502, OR:
0.00%, 6/15/38	1,000	674,530
5.00%, (0.00% until 6/15/22), 6/15/30	880	1,116,069
Sugar Land, TX, 5.00%, 2/15/23	1,105	1,199,632
Texas Public Finance Authority, 5.00%, 10/1/22	100	106,923
Upper Merion Area School District, PA, 2.30%, 2/15/24	15	15,021
Utah, 5.00%, 7/1/22	3,915	4,138,429
Wake County, NC, 5.00%, 4/1/22	1,000	1,044,660
Wauwatosa School District, WI, 5.00%, 9/1/22	105	111,810
West Valley-Mission Community College District, CA, 5.00%, 8/1/25	300	359,535
Williamson County, TN, 5.00%, 4/1/25	3,475	4,103,002
Wylie Independent School District, TX, (PSF Guaranteed), 2.25% to 8/15/23, 8/15/41(3)	4,525	4,603,509

		$95,277,453

Hospital — 11.9%
Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.):
4.00%, 4/1/33	$170	$203,582
4.00%, 4/1/36	555	658,879
4.00%, 4/1/39	450	529,574
4.00%, 4/1/41	500	585,700
5.00%, 4/1/25	1,100	1,290,817
5.00%, 4/1/30	650	858,169
5.00%, 4/1/30	900	1,188,234
5.00%, 4/1/40	400	506,988
Indiana Finance Authority, (Community Foundation of Northwest Indiana Obligated Group), 5.00%, 9/1/25	650	770,737
Michigan Finance Authority, (McLaren Health Care), 1.20% to 4/13/28 (Put Date), 10/15/38	5,000	5,020,400
Missouri Health and Educational Facilities Authority, (BJC Health System), (Liq: BJC Health System), 0.05%, 5/15/38(1)	8,000	8,000,000
Missouri Health and Educational Facilities Authority, (Mercy Health):
5.00%, 6/1/26	2,500	3,043,000
5.00%, 6/1/27	3,500	4,377,450
New York Dormitory Authority, (Maimonides Medical Center):
3.00%, 8/1/38	610	671,372
3.00%, 8/1/40	170	186,245
4.00%, 8/1/31	350	412,948
5.00%, 2/1/27	180	225,947
Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 3/15/34	1,270	1,456,715
University of Colorado Hospital Authority, (SPA: TD Bank, N.A.), 0.06%, 11/15/39(1)	7,725	7,725,000
Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group), 5.00% to 1/31/24 (Put Date), 8/15/54	6,000	6,753,900

		$44,465,657

Housing — 3.3%
Connecticut Housing Finance Authority, 1.85%, 11/15/31	$390	$397,351
New York Dormitory Authority, (State University Dormitory Facilities), Prerefunded to 7/1/22, 5.00%, 7/1/26	135	142,672
New York Housing Finance Agency, Green Bonds, 2.75%, 11/1/22	3,025	3,028,630
New York Housing Finance Agency, Sustainability Bonds, 1.10%, 5/1/26	835	838,315

Security	Principal Amount (000’s omitted)	Value
North Dakota Housing Finance Agency, (SPA: TD Bank, N.A.), 0.06%, 1/1/46(1)	$8,000	$8,000,000

		$12,406,968

Insured-General Obligations — 0.2%
Washington, (NPFG), 0.00%, 6/1/21	$620	$619,944

		$619,944

Insured-Housing — 0.0%(4)
Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.35%, 7/1/21	$115	$115,355

		$115,355

Insured-Water and Sewer — 0.1%
Harris County Municipal Utility District No. 374, TX, (BAM), 3.00%, 9/1/26	$310	$338,291

		$338,291

Lease Revenue/Certificates of Participation — 8.1%
Arizona, Certificates of Participation, 5.00%, 10/1/24	$2,000	$2,317,040
Colorado, (Rural Colorado), 5.00%, 12/15/25	6,000	7,217,520
Malibu, CA:
5.00%, 11/1/38	275	275,924
5.00%, 11/1/43	225	225,743
5.00%, 11/1/48	375	376,237
Palm Beach County School Board, FL, 5.00%, 8/1/31	5,000	5,881,050
Pasadena Area Community College District, CA, Certificates of Participation, 4.00%, 8/1/51	12,780	13,629,487
Volusia County School Board, FL, 5.00%, 8/1/21	325	328,812

		$30,251,813

Other Revenue — 2.5%
California Public Works Board, 5.00%, 9/1/39	$5,000	$5,705,450
Johnson County Public Building Commission, KS, (Courthouse and Medical Examiner’s Facility), 5.00%, 9/1/25	3,025	3,628,457

		$9,333,907

Special Tax Revenue — 5.9%
District of Columbia, Income Tax Revenue, 5.00%, 10/1/22	$1,500	$1,604,295
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 11/1/23	1,000	1,120,110
New York Dormitory Authority, Personal Income Tax Revenue:
5.00%, 2/15/24	1,500	1,698,285
5.00%, 2/15/25	170	199,517
5.00%, 3/15/32	2,790	3,746,189
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/28	5,770	6,877,494
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/22	2,750	2,866,325
North Houston Development Corp., TX, Tax Increment Contract Revenue, 5.00%, 9/1/25	1,725	2,004,519
Sales Tax Asset Receivable Corp., NY, 5.00%, 10/15/27	1,500	1,735,170

		$21,851,904

Transportation — 2.4%
Rhode Island Commerce Corp., (Rhode Island Department of Transportation), 5.00%, 5/15/29	$5,000	$6,514,800
Wisconsin, Transportation Revenue, 5.00%, 7/1/24	2,000	2,296,680

		$8,811,480

Water and Sewer — 4.0%
East Bay Municipal Utility District, CA, Water System Revenue, (SPA: U.S. Bank, N.A.), 0.04%, 6/1/38(1)	$10,205	$10,205,000
Kansas City, MO, Sanitary Sewer System Revenue, 5.00%, 1/1/25	500	583,830

Security	Principal Amount (000’s omitted)	Value
North Texas Municipal Water District, 5.00%, 9/1/24	$1,120	$1,268,143
Raleigh, NC, Combined Enterprise System Revenue, 5.00%, 3/1/26	360	438,782
San Francisco City and County Public Utilities Commission, CA, Wastewater Revenue, Green Bonds, 2.125% to 10/1/23 (Put Date), 10/1/48	2,500	2,587,550

		$15,083,305

Total Tax-Exempt Municipal Obligations — 79.3% (identified cost $286,044,494)		$295,726,878

Taxable Municipal Obligations — 1.1%

Security	Principal Amount (000’s omitted)	Value
Housing — 0.3%
Successor Agency to La Quinta Redevelopment Agency, CA, 2.354%, 9/1/30	$1,000	$1,026,620

		$1,026,620

Special Tax Revenue — 0.5%
Louisiana, Unclaimed Property Special Revenue:
1.979%, 9/1/32	$1,000	$953,390
2.179%, 9/1/34	1,000	950,910

		$1,904,300

Transportation — 0.3%
Massachusetts Bay Transportation Authority, 1.525%, 7/1/27	$1,000	$996,030

		$996,030

Water and Sewer — 0.0%(4)
Decatur, AL, Water and Sewer Revenue, 0.95%, 8/15/26	$120	$119,502

		$119,502

Total Taxable Municipal Obligations — 1.1% (identified cost $4,120,000)		$4,046,452

U.S. Treasury Obligations — 16.0%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Notes:
0.50%, 5/31/27	$25,398	$24,464,921
0.75%, 1/31/28	3,261	3,151,960
1.125%, 2/15/31	8,000	7,640,625
1.625%, 10/31/26	16,176	16,738,685
1.625%, 8/15/29	736	745,042
2.875%, 8/15/28	6,130	6,785,982

Total U.S. Treasury Obligations — 16.0% (identified cost $60,832,629)		$59,527,215

Security	Principal Amount (000’s omitted)	Value
Total Investments — 96.4% (identified cost $350,997,123)		$359,300,545

Other Assets, Less Liabilities — 3.6%		$13,290,620

Net Assets — 100.0%		$372,591,165

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At April 30, 2021, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	13.5%
Others, representing less than 10% individually	82.9%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2021, 0.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 0.2% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at April 30, 2021.

(2)	When-issued security.

(3)	Multi-step coupon security. Interest rate represents the rate in effect at April 30, 2021.

(4)	Amount is less than 0.05%.

Abbreviations:

BAM	-	Build America Mutual Assurance Co.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

LOC	-	Letter of Credit

NPFG	-	National Public Finance Guarantee Corp.

PSF	-	Permanent School Fund

SPA	-	Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at April 30, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$—	$295,726,878	$—	$295,726,878
Taxable Municipal Obligations	—	4,046,452	—	4,046,452
U.S. Treasury Obligations	—	59,527,215	—	59,527,215
Total Investments	$—	$359,300,545	$—	$359,300,545

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.